Net Debt - Summary of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net debt [abstract]
Cash and cash equivalents	$ 1,675	$ 195	$ 704
Loans and other borrowings - current	(869)	(87)	(104)
Loans and other borrowings - non-current	(2,898)	(2,078)	(1,910)
Lease liabilities-current	(34)	(65)	(55)
Lease liabilities-non current	(416)	(595)	(615)
Lease liabilities-classified as held for sale (note12)		(20)
Derivative financial instruments hedging debt values	13	(15)
Net debt	$ (2,529)	$ (2,665)	$ (1,965)